Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

5    Cash and cash equivalents

	2021	2020
Cash and bank deposits	20,085	7,536
Bank deposits in foreign currency (a)	154	28,327
Cash equivalents (b)	190,904	388,547
	211,143	424,410
(a)	Short-term deposits maintained in U.S. dollar.
(b)	Cash equivalents correspond to financial investments in Bank Certificates of Deposit (“CDB”) issued by highly credit-rated financial institutions. As of December 31, 2021, the average interest on these CDBs was equivalent to 90.4% (December 31, 2020: 95.4%) of the Interbank Certificates of Deposit (“CDI”). The average CDI rate during the year ended December 31, 2021 was 4,39% (December 31, 2020: 2,76%) These financial investments are available for immediate use and have insignificant risk of changes in value.